Benefit Plans (Summary Of Non-Vested Share Award Related Compensation Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Tax benefit	$ (5.4)	$ (7.0)	$ (6.9)
Total non-vested share award related compensation expense included in net income	37.5	34.9	31.6
Contract Drilling [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-vested share award related compensation expense	21.3	17.1	17.0
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-vested share award related compensation expense	21.6	24.8	21.5
Operating Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-vested share award related compensation expense	$ 42.9	$ 41.9	$ 38.5